Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
27	Events subsequent to the statement of financial position date

Impact of coronavirus

The outbreak of a novel coronavirus, was first identified in December 2019 in Wuhan, China, and has since spread globally. In response to the pandemic, governments worldwide have closed business, restricted travel and implemented emergency quarantines, and businesses and individuals have reduced travel, cancelled meetings and events and implemented of work-from-home policies, which have caused significant disruption to the global economy and normal business operations. The coronavirus public health crisis is expected to have broader macroeconomic implications, including a decrease in or halt to economic growth, the effects of which could be long lasting.

In an effort to protect the health and safety of employees, we, and many of our customers, partners, suppliers and other counterparties, currently require that employees work from home and restrict travel as much as possible, which affects, amongst other things, their ability to attend industry events and to engage in commercial visits. In the event we or our customers, partners, suppliers and other counterparties maintain or expand these restrictions, we may suffer disruptions to business operations including the closure of manufacturing facilities, warehouses and logistics supply chains worldwide. Furthermore, the coronavirus and the responses thereto could have a range of other effects on us. For example, the implementation of business continuity plans in a fast-moving public health emergency could have an adverse effect on our internal controls (potentially giving rise to significant deficiencies or material weaknesses) and increase our vulnerability to information technology and other systems disruptions.

As of April 30, 2020, we are unable to predict the duration and severity of the spread of the coronavirus and the political and economic responses thereto and as a result, we are unable to assess with certainty its impact on our business and operations, results of operations, financial condition, cash flows and liquidity. The coronavirus and related responses are developing rapidly, making their impact highly uncertain, and are subject to many factors beyond our control, such as the speed of contagion, the implementation of effective preventative and containment measures, the development of effective medical solutions, the timing and scope of governmental restrictions on public gatherings, mobility and other activities, financial and other market reactions, and reactions and responses of the public. While we expect we will suffer adverse effects, the more severe the outbreak is and the longer it lasts, the effects on us and our business will be more materially adverse.

Based on our current assessment of the COVID-19 pandemic, we have considered various hypothetical scenarios on how our business, results of operations, and financial condition could be impacted during the year 2020. In these scenarios we take the general view, but without any certainty as we are reviewing the situation constantly, that our business will be impacted very significantly in the second quarter of 2020, and will subsequently continue to be weak for the rest of the year, although that our current assessment of the situation is that our business may gradually improve during the remainder of 2020. However, in the current situation, in view of the many uncertainties of this unprecedented crisis, we find it very hard to gain any visibility beyond the second quarter.

The Materialise software segment, represented 24% of the total sales exiting 2019 and had an Adjusted EBITDA margin of 33.2% in 2019. We believe that an important part of the software sales of our Materialise software segment are, at least temporarily, at risk. A significant portion of the sales of this segment comes from parties that either sell or use 3D printing systems. The weakness of the 3D printing industry in general is expected to weigh very negatively on 3D printing system sales and thus also on our software sales, definitely in the second quarter of 2020 with a possible extension into the second half of 2020.

The Materialise medical segment, which represented 34% of the total sales exiting 2019 and had an Adjusted EBITDA margin of 17.7% in 2019, designs, produces and sells customized implants, surgical guides and models as well as visualization and planning software to research institutes, universities, medical device companies and hospitals. A significant percentage of this segment’s revenue stems, directly or indirectly, from elective surgeries, almost all of which are now being postponed due to the U.S. Centers for Disease Control and Prevention, or CDC, guidelines, which require hospitals to prioritize preparation for and response to the pandemic. As a result, these revenues (and at least the timing thereof) become uncertain, which will result in a significant reduction of sales of our Materialise medical segment, definitely in the second quarter of 2020, and possibly in the next quarters as well, depending on how the pandemic evolves.

The remaining 42% of the total sales exiting 2019 comes from the Materialise manufacturing segment, which operates as part of the overall manufacturing sector in Europe, which includes subsectors such as automotive, aviation, machine parts and consumer products, all of which are heavily impacted by the coronavirus crisis. The European automotive market was particularly weak before the COVID-19 outbreak, and we now expect an even slower recovery than previously estimated. Other European industrial subsectors are not faring much better in this market and will likely face larger declines than previously expected. Order intake within the Materialise manufacturing segment has been slowing down, which will significantly impact the segment’s second quarter results and which may impact the results beyond this quarter, as a function of how the crisis develops in general and how the industry as a whole, and our customers in particular, subsequently recover from the situation.

We also expect an increase of bad debt, delay in trade payments, and that we will not be able to adjust and align all of our costs according to the expected decrease of revenue. We experienced the first negative effects of this crisis on our revenues in the first quarter of 2020. In these analyses, we considered a major negative impact in the second quarter, and only a gradual and partial recovery in the third and fourth quarter of this year. From these analyses, we conclude that (according to the currently most likely scenarios), the going concern principle should be maintained, and that the principle covenants of our credit facilities (at EIB and KBC), ‘minimum cash’ and ‘Net Debt / Adjusted EBITDA’, will not be violated. We believe that the expected situation does not impact the current valuation of our inventories, investments, intangible assets (including goodwill), long-lived assets, or our debt.

While we continue to monitor the situation regularly, we believe that eventually the 3D printing industry will recover and may even come out of this crisis stronger, as the crisis appears to be underscoring certain advantages of the 3D printing technology, in particular its flexibility in terms of part design, speed, production of smaller strategic batches and localization. Therefore, while we try to adjust our costs and capital spending in proportion to the short term reduction of our revenues, we currently take the view that these cost and spending reductions should, where possible, be as moderate and temporary as possible, since we believe that continued innovation during the current crisis may give us a competitive advantage going forward. This strategy involves significant risks, including risks in terms of its impact on our cash position, and as the crisis lasts longer, we may not be able to sustain this strategy and it might have negative implications for our long term competitive position.

Warrant exercises

In connection with the exercise of 21,750 warrants, representing 21,750 shares, from the 2015 warrant plan in the course of March 2020, the share capital was raised for the amount of K€1 and the share premium was raised for the amount of K€140 by deed before the notary on April 16, 2020 (we refer to Note 14 for further information about the share based payment plans). As per April 16, 2020 the funds received in connection with the exercise of the warrants (K€140) were accounted for on a restricted bank account classified under the Cash and Cash Equivalents.

There are no other significant events subsequent to the statement of financial position date that would require adjustments or disclosures to the financial statements.